Subsequent Events (Narrative) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended
	Jan. 28, 2016 USD ($)	Apr. 30, 2016 USD ($)	Apr. 30, 2015 USD ($)	Apr. 28, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Subsequent Event [Line Items]
Maturity of short-term loans			12 months
Short-term loans obtained			$ 20,200
Short-term loans					¥ 131,046	$ 20,230	¥ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Maturity of short-term loans		12 months
Short-term loans obtained		$ 10,000
Extended maturity of short-term loans		12 months
Short-term loans				$ 30,200
Subsequent Event [Member] | Particle [Member]
Subsequent Event [Line Items]
Aggregate principal amount of short-term unsecured loans authorized	$ 20,000
Interest rate of short-term unsecured loans	4.35%
Maturity of short-term loans	12 months
Loans granted				$ 20,000